Consolidated Statements of Changes in Equity - USD ($) $ in Millions	Total	Series D Preferred Stock	Series E Preferred Stock	Series F Preferred Stock	Series G Preferred Stock	Series H Preferred Stock	Preferred Stock	Common Shares	Capital Surplus	Retained Earnings	Retained Earnings Series D Preferred Stock	Retained Earnings Series E Preferred Stock	Retained Earnings Series F Preferred Stock	Retained Earnings Series G Preferred Stock	Retained Earnings Series H Preferred Stock	Treasury Stock, at Cost	Accumulated Other Comprehensive Income (Loss)
Beginning balance, preferred shares (in shares) at Dec. 31, 2022							1,996,000
Beginning balance, common shares (in shares) at Dec. 31, 2022								933,325,000
Beginning balance at Dec. 31, 2022	$ 13,454						$ 2,500	$ 1,257	$ 6,286	$ 15,616						$ (5,910)	$ (6,295)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	967									967
Other comprehensive income (loss)	1,066																1,066
Deferred compensation	(5)								(5)
Cash dividends declared
Cash dividends declared on common shares	(768)									(768)
Cash dividends declared on preferred stock		$ (26)	$ (31)	$ (24)	$ (25)	$ (37)					$ (26)	$ (31)	$ (24)	$ (25)	$ (37)
Open market Common Share repurchases (in shares)								(2,550,000)
Open market Common Share repurchases	(38)															(38)
Employee equity compensation program Common Share repurchases (in shares)								(1,833,000)
Employee equity compensation program Common Share repurchases	(34)															(34)
Common shares reissued (returned) for stock options and other employee benefit plans (in shares)								7,622,000
Common shares reissued (returned) for stock options and other employee benefit plans	138															138
Ending balance, preferred shares (in shares) at Dec. 31, 2023							1,996,000
Ending balance, common shares (in shares) at Dec. 31, 2023								936,564,000
Ending balance at Dec. 31, 2023	14,637						$ 2,500	$ 1,257	6,281	15,672						(5,844)	(5,229)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(161)									(161)
Other comprehensive income (loss)	1,759																1,759
Deferred compensation	(3)								(3)
Cash dividends declared
Cash dividends declared on common shares	(784)									(784)
Cash dividends declared on preferred stock		(26)	(31)	(24)	(25)	(37)					(26)	(31)	(24)	(25)	(37)
Employee equity compensation program Common Share repurchases (in shares)								(1,991,000)
Employee equity compensation program Common Share repurchases	(28)															(28)
Common shares reissued (returned) for stock options and other employee benefit plans (in shares)								9,342,000
Common shares reissued (returned) for stock options and other employee benefit plans	128								(42)							170
Common Shares reissued under Scotiabank investment agreement, net of issuance costs (in shares)								162,871,000
Common Shares reissued under Scotiabank investment agreement, net of issuance costs	2,771								(198)							2,969
Ending balance, preferred shares (in shares) at Dec. 31, 2024							1,996,000
Ending balance, common shares (in shares) at Dec. 31, 2024								1,106,786,000
Ending balance at Dec. 31, 2024	18,176						$ 2,500	$ 1,257	6,038	14,584						(2,733)	(3,470)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	1,829									1,829
Other comprehensive income (loss)	1,510																1,510
Deferred compensation	1								1
Cash dividends declared
Cash dividends declared on common shares	(911)									(911)
Cash dividends declared on preferred stock		$ (26)	$ (31)	$ (24)	$ (25)	$ (37)					$ (26)	$ (31)	$ (24)	$ (25)	$ (37)
Open market Common Share repurchases (in shares)								(11,109,000)
Open market Common Share repurchases	(200)															(200)
Employee equity compensation program Common Share repurchases (in shares)								(1,963,000)
Employee equity compensation program Common Share repurchases	(35)															(35)
Common shares reissued (returned) for stock options and other employee benefit plans (in shares)								8,687,000
Common shares reissued (returned) for stock options and other employee benefit plans	154								(4)							158
Ending balance, preferred shares (in shares) at Dec. 31, 2025		21,000	500,000	425,000	450,000	600,000	1,996,000
Ending balance, common shares (in shares) at Dec. 31, 2025								1,102,401,000
Ending balance at Dec. 31, 2025	$ 20,381						$ 2,500	$ 1,257	$ 6,035	$ 15,359						$ (2,810)	$ (1,960)